U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Sentinel Pennsylvania Tax-Free Trust
     National Life Drive
     Montpelier, VT 05604


2.   Name of each series or class of funds for which this notice is filed:

     Sentinel Pennsylvania Tax-Free Trust


3.   Investment Company Act File Number:

     811-4781

     Securities Act File Number:

     33-7664


4.   Last day of fiscal year for which this notice is filed:

     11/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       (  )

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

     Not applicable.


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     279,206 Shares

9. Number and aggregate sale price of securities sold during the fiscal year:

     291,419 Shares      $4,158,549

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     12,213 Shares       $174,280

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     102,717 Shares      $1,343,773

12   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $174,280


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $1,343,773


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $4,320,058



      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($2,802,005)


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               ______________


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).

                                                  (X)



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 28, 1997



                                  SIGNATURES



     This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)  /s/ Marvin Aber

                               ----------------------------------
                                 Marvin Aber
                                 Vice President and Treasurer

     Date:  January 29, 1997